Guarantor and Non-Guarantor Condensed Consolidating Financial Information - Statement of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
OPERATING ACTIVITIES:
Net cash provided by operating activities of continuing operations	$ 183,027	$ 710,343	$ 359,657
INVESTING ACTIVITIES:
Payments for property, plant and equipment	(254,149)	(391,199)	(295,975)
Intangible assets acquired	(39,648)	(89,874)	(79,054)
Acquisition of businesses, net of cash acquired		(1,778,377)	(37,161)
Proceeds from sale-leaseback transactions		26,953
Proceeds from dispositions of assets and investments	16,852	9,773	15,494
Net cash used in investing activities of continuing operations	(276,945)	(2,222,724)	(396,696)
FINANCING ACTIVITIES:
Net payments ( proceeds from) to revolver	330,000	375,000	1,325,000
Principal payments on long-term debt	(16,588)	(667,494)	(2,590,841)
Change in zero balance cash accounts	43,080	(62,878)	1,081
Net proceeds from issuance of common stock	6,951	11,376	24,117
Excess tax benefit on stock options and restricted stock	543	22,884	41,563
Payments for taxes related to net share settlement of equity awards	(6,254)	(17,506)	(15,178)
Net cash provided by (used in) financing activities from continuing operations	357,732	1,400,745	(96,091)
Cash flows of discontinued operations:
Operating activities of discontinued operations	49,090	304,565	304,480
Investing activities of discontinued operations	(187,314)	(179,134)	(196,989)
Financing activities of discontinued operations	(4,651)	(5,223)	(4,868)
Net cash provided by (used in) discontinued activities	(142,875)	120,208	102,623
Increase (decrease) in cash and cash equivalents	120,939	8,572
Increase (decrease) in cash and cash equivalents	120,939	8,572	(30,507)
Cash and cash equivalents, beginning of period	124,471	115,899	146,406
Cash and cash equivalents, end of period	245,410	124,471	115,899
Reportable legal entity | Rite Aid Corporation (Parent Company Only)
OPERATING ACTIVITIES:
Net cash provided by operating activities of continuing operations	(162,842)	(124,429)
INVESTING ACTIVITIES:
Acquisition of businesses, net of cash acquired		(1,778,377)
Intercompany activity		(103,834)
Net cash used in investing activities of continuing operations		(1,882,211)
FINANCING ACTIVITIES:
Net payments ( proceeds from) to revolver	330,000	375,000
Principal payments on long-term debt		(650,079)
Net proceeds from issuance of common stock	6,951	11,376
Intercompany activity	57,817	794,422
Net cash provided by (used in) financing activities from continuing operations	394,768	2,270,082
Cash flows of discontinued operations:
Operating activities of discontinued operations	(231,926)	(263,442)
Net cash provided by (used in) discontinued activities	(231,926)	(263,442)
Reportable legal entity | Subsidiary Guarantors
OPERATING ACTIVITIES:
Net cash provided by operating activities of continuing operations	347,465	841,258
INVESTING ACTIVITIES:
Payments for property, plant and equipment	(254,149)	(391,199)
Intangible assets acquired	(39,648)	(89,874)
Intercompany activity	(57,817)	(794,422)
Proceeds from sale-leaseback transactions		26,953
Proceeds from dispositions of assets and investments	16,852	9,773
Net cash used in investing activities of continuing operations	(334,762)	(1,238,769)
FINANCING ACTIVITIES:
Principal payments on long-term debt	(16,588)	(17,415)
Change in zero balance cash accounts	43,080	(62,878)
Excess tax benefit on stock options and restricted stock	543	22,884
Payments for taxes related to net share settlement of equity awards	(6,254)	(17,506)
Intercompany activity		63,446
Net cash provided by (used in) financing activities from continuing operations	20,781	(11,469)
Cash flows of discontinued operations:
Operating activities of discontinued operations	281,016	568,007
Investing activities of discontinued operations	(187,314)	(179,134)
Financing activities of discontinued operations	(4,651)	(5,223)
Net cash provided by (used in) discontinued activities	89,051	383,650
Increase (decrease) in cash and cash equivalents	122,535	(25,330)
Cash and cash equivalents, beginning of period	90,569	115,899
Cash and cash equivalents, end of period	213,104	90,569	$ 115,899
Reportable legal entity | Non-Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash provided by operating activities of continuing operations	(1,596)	(6,486)
FINANCING ACTIVITIES:
Intercompany activity		40,388
Net cash provided by (used in) financing activities from continuing operations		40,388
Cash flows of discontinued operations:
Increase (decrease) in cash and cash equivalents	(1,596)	33,902
Cash and cash equivalents, beginning of period	33,902
Cash and cash equivalents, end of period	32,306	33,902
Eliminations
INVESTING ACTIVITIES:
Intercompany activity	57,817	898,256
Net cash used in investing activities of continuing operations	57,817	898,256
FINANCING ACTIVITIES:
Intercompany activity	(57,817)	(898,256)
Net cash provided by (used in) financing activities from continuing operations	$ (57,817)	$ (898,256)